(Loss)/Earnings per share (Tables)	12 Months Ended
Sep. 30, 2025
(Loss)/Earnings per share
Summary of (loss)/earnings per share

Basic EPS in relation to profit/(loss) from continuing operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2025	(35,429,751)	13,788,250	(2.57)
2024 (as restated)	(26,213,621)	5,059,955	(5.18)
2023 (as restated)	(48,105,745)	5,258,756	(9.15)

Diluted EPS in relation to profit/(loss) from continuing operations

2025	(35,429,751)	13,788,250	(2.57)
2024 (as restated)	(26,213,621)	5,059,955	(5.18)
2023 (as restated)	(48,105,745)	5,258,756	(9.15)

Basic EPS in relation to profit/(loss) from discontinued operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2025	86,838	13,788,250	0.01
2024	(30,604,160)	5,059,955	(6.05)
2023	(26,421,347)	5,258,756	(5.02)

Diluted EPS in relation to profit/(loss) from discontinued operations

2025	86,838	13,788,250	0.01
2024	(30,604,160)	5,059,955	(6.05)
2023	(26,421,347)	5,258,756	(5.02)

Basic EPS in relation to profit/(loss) attributable to equity holders	Earnings	Weighted average number of shares	Per share amount
	$		$
2025	(35,342,913)	13,788,250	(2.56)
2024 (as restated)	(56,817,782)	5,059,955	(11.23)
2023 (as restated)	(74,527,092)	5,258,756	(14.17)

Diluted EPS in relation to profit/(loss) attributable to equity holders

2025	(35,342,913)	13,788,250	(2.56)
2024 (as restated)	(56,817,782)	5,059,955	(11.23)
2023 (as restated)	(74,527,092)	5,258,756	(14.17)